Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Share-Based Payment Arrangements [Abstract]
Schedule of shares are distributed evenly through tranches over the vesting period
19.1	General employee share-based payment plan (“GESP”)

	2021	2020
	USD	USD

Expense arising from equity-settled share-based payments (note 8)	413,402	373,077

19.2	Share based payment to service provider

	2021	2020
	USD	USD

Expense arising from equity-settled warrants (note 8)	388,048	191,207

Schedule of no cancellations or modifications to the awards
	2021	2020

Outstanding shares at January 1	630	1,144
Shares granted during the year	175	-
Shares vested during the year	(454)	(514)
Outstanding shares at December 31	351	630

Schedule of no cancellations or modifications to the awards
	2021	2020
	USD	USD

Outstanding at January 1	750	500
Granted during the year	250	250
Vested during the year	-	-
Lapsed during the year	-	-
Outstanding at December 31	1,000	750
Exercisable at December 31	1,000	750

Schedule of list the inputs to the binomial model used for the plan
	2021	2020
	USD	USD

Weighted average fair values at the measurement date	1,552	1,481
Expected volatility (%)	67.99%	47.79%
Risk–free interest rate (%)	1.56%	1.56%
Expected life of share options (Years)	10	10
Strike Price (USD)	2,000	2,000
Vested during the period	250	250
Value per warrant	1,552.19	764.80
Total value	388,048	191,207